UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND






                                 [LOGO OMITTED]
                                       LSV
                               VALUE EQUITY FUND






                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2006









                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

                                 [LOGO OMITTED]
                                       LSV

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


The total net return of the Fund, the benchmark Russell 1000 Value Index and S&P 500 Index for the fiscal year, trailing three-years, five-years, and since inception (March 31, 1999) as of October 31, 2006 (* denotes annualized periods):

                                12 Months          3 Years              5 Years            Since
Fund:                        Ended 10/31/06     Ended 10/31/06*     Ended 10/31/06*     Inception*
----                        ----------------   ----------------    ----------------    ------------
LSV VALUE EQUITY FUND            21.86%             17.96%              14.97%            10.96%
BENCHMARK:
---------
RUSSELL 1000 VALUE INDEX         21.42%             16.17%              11.63%             7.34%
BROAD MARKET:
------------
S&P 500 Index                    16.37%             11.44%               7.25%             2.51%

The stock market continued to deliver strong returns during the fiscal year as the S&P 500 was up over 16% and the Fund's benchmark (Russell 1000 Value) rose over 21%. The value style of investing was in favor during the year, which benefited the Fund as LSV Asset Management has a value bias relative to the benchmark. Strong stock selection also contributed positively to performance. In a reversal from last year, larger stocks (as represented by the Russell 1000) outperformed smaller stocks (as represented by the Russell Mid Cap Index) by approximately 140 bps. The Fund's bias toward mid cap stocks relative to the benchmark detracted slightly from performance. The net effect of these factors is that our defensively positioned portfolio narrowly outperformed the benchmark during an environment of robust absolute returns.

THE PERFORMANCE OF THE FUND OVER THE PAST FIVE CALENDAR YEARS IS SHOWN BELOW:

                              2001           2002          2003           2004           2005           2006
                           Twelve Mos.    Twelve Mos.   Twelve Mos.    Twelve Mos.     Twelve Mos.     Ten Mos.
                              Ended         Ended         Ended           Ended          Ended          Ended
                            12/31/01       12/31/02       12/31/03      12/31/04       12/31/05        10/31/06
                           -----------    -----------   -----------    -----------     -----------     ---------
LSV VALUE FUND                5.23          -11.15          34.68           18.67         10.54         16.55
Russell 1000 Value           -5.59          -15.52          30.03           16.49          7.04         16.86
S&P 500 Index               -11.88          -22.11          28.68           10.86          4.91         12.08

LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors, making stock selection a major contributor to excess returns. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                                  Russell 1000        S&P 500
      Characteristic                   Fund        Value Index         Index
      ----------------                ------     ---------------     ---------
      Price-to-Earnings Ratio         12.2x           13.5x             16.0x
      Price-to-Cash Flow Ratio         7.5x            8.1x             10.8x
      Wtd. Avg. Market Cap:          $74.2 bil      $106.9 bil         $97.5 bil

We plan to continue with the same investment approach and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV VALUE
                EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

---------------------------------------------------------------
     Total Return for the Year Ended October 31, 2006 (1)
---------------------------------------------------------------
              Annualized   Annualized
  One Year    Three Year    Five Year       Annualized
   Return       Return        Return    Inception to Date (2)
---------------------------------------------------------------
    21.86%      17.96%        14.97%           10.96%
---------------------------------------------------------------

[GRAPH OMITTED] PLOT POINTS FOLLOW:


             LSV Value Equity Fund       Russell 1000 Value Index (3)
3/31/99(2)           $10,000                      $10,000
10/31/99              10,329                       10,615
10/31/00              10,934                       11,201
10/31/01              10,952                        9,872
10/31/02              10,364                        8,883
10/31/03              13,403                       10,915
10/31/04              15,690                       12,602
10/31/05              18,054                       14,096
10/31/06              22,001                       17,122


        (1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot .invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

        (2) The LSV Value Equity Fund commenced operations on March 31, 1999.

        (3) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

October 31, 2006


SECTOR WEIGHTINGS (UNAUDITED)+:

[BAR CHART OMITTED

34.1% Financials
12.7% Energy
11.4% Consumer Discretionary
10.2% Industrial
 7.5% Information Technology
 6.5% Healthcare
 5.6% Utilities
 4.4% Materials
 3.7% Telecommunications
 3.3% Consumer Staples
 0.6% Repurchase Agreement

+ Percentages are based on total investments.


SCHEDULE OF INVESTMENTS                          Value
LSV VALUE EQUITY FUND                Shares      (000)
--------------------------------------------------------
COMMON STOCK (99.4%)
AEROSPACE & DEFENSE (1.9%)
 Northrop Grumman                    496,400  $   32,956
 Raytheon                            424,700      21,214
                                              ----------
                                                  54,170
                                              ----------
AIRCRAFT (1.9%)
 Alaska Air Group*                   135,900       5,457
 ExpressJet Holdings*                191,600       1,521
 Honeywell International             527,800      22,231
 Lockheed Martin                     267,000      23,210
                                              ----------
                                                  52,419
                                              ----------
APPAREL/TEXTILES (1.0%)
 Jones Apparel Group                 534,900      17,866
 VF                                  122,900       9,341
                                              ----------
                                                  27,207
                                              ----------
AUTOMOTIVE (1.1%)
 Autoliv                             149,100       8,479
 Goodyear Tire & Rubber*             743,000      11,390
 Navistar International*             354,000       9,817
                                              ----------
                                                  29,686
                                              ----------
AUTOPARTS (0.5%)
 ArvinMeritor                        878,500      13,195
                                              ----------
BANKS (15.3%)
 AmSouth Bancorp                     394,300      11,916
 Astoria Financial                   209,000       6,063
 Bank of America                   1,630,600      87,840

                                                 Value
LSV VALUE EQUITY FUND                Shares      (000)
--------------------------------------------------------
 BB&T                                342,000     $14,884
 Comerica                            600,100      34,920
 Huntington Bancshares Inc/OH        458,900      11,202
 JPMorgan Chase                    1,968,000      93,362
 Keycorp                             812,800      30,187
 National City                     1,216,500      45,315
 Popular                             326,577       5,940
 Regions Financial                   320,000      12,144
 UnionBanCal                          98,900       5,695
 US Bancorp                          610,900      20,673
 Wachovia                            448,700      24,903
 Washington Mutual                   621,900      26,306
                                              ----------
                                                 431,350
                                              ----------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.6%)
 CBS, Cl B                           562,800      16,288
                                              ----------
BUILDING & CONSTRUCTION (0.8%)
 KB Home                             145,500       6,539
 Masco                               399,000      11,032
 NVR*                                  7,900       4,436
                                              ----------
                                                  22,007
                                              ----------
BUSINESS SERVICES (0.2%)
 Avis Budget Group                    77,780       1,539
 Realogy*                            194,450       5,013
                                              ----------
                                                   6,552
                                              ----------
CHEMICALS (2.3%)
 Eastman Chemical                    191,100      11,642
 EI Du Pont de Nemours               415,400      19,025
 FMC                                 109,200       7,486
 Lubrizol                            192,900       8,680
 OM Group*                            87,900       5,010
 PPG Industries                      189,600      12,969
                                              ----------
                                                  64,812
                                              ----------
COMMERCIAL SERVICES (0.8%)
 Convergys*                          734,800      15,585
 Sabre Holdings, Cl A                328,600       8,353
                                              ----------
                                                  23,938
                                              ----------
COMPUTERS & SERVICES (3.7%)
 Computer Sciences*                  163,500       8,641
 Hewlett-Packard                   1,234,200      47,813
 International Business Machines     369,800      34,143
 United Online                       344,600       4,659
 Western Digital*                    455,900       8,334
                                              ----------
                                                 103,590
                                              ----------




    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                 Value
LSV VALUE EQUITY FUND                Shares      (000)
--------------------------------------------------------
CONSUMER DISCRETIONARY (0.1%)
 Energizer Holdings*                 36,000   $    2,813
                                              ----------
CONSUMER PRODUCTS (1.8%)
 Hasbro                              668,300      17,323
 Mattel                            1,460,900      33,060
                                              ----------
                                                  50,383
                                              ----------
DIVERSIFIED MANUFACTURING (0.7%)
 SPX                                 160,000       9,203
 Teleflex                            127,000       7,899
 Tredegar                            149,400       2,606
                                              ----------
                                                  19,708
                                              ----------
ELECTRICAL SERVICES (5.4%)
 Alliant Energy                      369,700      14,178
 American Electric Power             743,300      30,795
 FirstEnergy                         183,600      10,805
 OGE Energy                          240,800       9,290
 PG&E                                554,300      23,913
 Pinnacle West Capital               203,400       9,725
 Sempra Energy                        66,500       3,527
 TXU                                 378,100      23,869
 Xcel Energy                       1,160,100      25,603
                                              ----------
                                                 151,705
                                              ----------
FINANCIAL SERVICES (8.2%)
 AG Edwards                          153,200       8,740
 Bear Stearns                         78,700      11,911
 CIT Group                           460,200      23,953
 Citigroup                         1,854,100      93,002
 Countrywide Credit Industry         103,400       3,942
 Freddie Mac                         153,700      10,604
 Goldman Sachs Group                 236,100      44,810
 Lehman Brothers Holdings            150,800      11,738
 Morgan Stanley                      296,300      22,646
                                              ----------
                                                 231,346
                                              ----------
FOOD, BEVERAGE & TOBACCO (3.0%)
 Del Monte Foods                   1,226,231      13,231
 Kraft Foods, Cl A                   528,800      18,191
 Molson Coors Brewing, Cl B           78,400       5,580
 Pepsi Bottling Group                374,600      11,845
 PepsiAmericas                       233,400       4,773
 Reynolds American                   179,600      11,344
 Supervalu                           395,600      13,213
 Tyson Foods, Cl A                   395,700       5,718
                                              ----------
                                                  83,895
                                              ----------
GAS/NATURAL GAS (0.2%)
 Nicor                               143,000       6,572
                                              ----------

                                                 Value
                                     Shares      (000)
--------------------------------------------------------
HOTELS & LODGING (0.2%)
 Wyndham Worldwide*                  155,560  $    4,589
                                              ----------
HOUSEHOLD PRODUCTS (0.3%)
 Valspar                             317,500       8,506
                                              ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.1%)
 Furniture Brands International      473,200       8,802
 Leggett & Platt                     444,200      10,372
 Whirlpool                           148,051      12,870
                                              ----------
                                                  32,044
                                              ----------
INSURANCE (10.7%)
 Allstate                            683,000      41,909
 American Financial Group Inc/OH     166,300       7,959
 AmerUs Group                        120,300       8,238
 Chubb                               227,400      12,086
 Cigna                                50,400       5,896
 Cincinnati Financial                207,600       9,477
 Hartford Financial Services Group   135,000      11,768
 Lincoln National                    195,031      12,348
 Loews                               214,800       8,360
 MBIA                                219,800      13,632
 Metlife                             201,400      11,506
 MGIC Investment                     536,900      31,548
 Nationwide Financial Services, Cl A 227,500      11,584
 Old Republic International          355,300       8,005
 Principal Financial Group           243,800      13,772
 Prudential Financial                236,600      18,202
 Radian Group                        239,100      12,744
 Safeco                              636,471      37,036
 St Paul Travelers                   359,204      18,366
 Stancorp Financial Group            136,200       6,223
                                              ----------
                                                 300,659
                                              ----------
LEASING & RENTING (0.5%)
 Ryder System                        165,100       8,692
 United Rentals*                     285,000       6,752
                                              ----------
                                                  15,444
                                              ----------
MACHINERY (2.6%)
 AGCO*                               833,005      22,283
 Albany International, Cl A          148,200       4,981
 Black & Decker                      116,600       9,780
 Cummins                              74,600       9,473
 Deere                               199,000      16,941
 Johnson Controls                     77,400       6,311
 Stanley Works                        40,600       1,934
 Tecumseh Products, Cl A*             32,900         553
                                              ----------
                                                  72,256
                                              ----------




    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2006


                                                 Value
LSV VALUE EQUITY FUND                Shares      (000)
--------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (0.0%)
 HCA                                  26,452  $    1,336
                                              ----------
MULTIMEDIA (0.8%)
 Time Warner                       1,158,500      23,182
                                              ----------
OFFICE EQUIPMENT (0.5%)
 IKON Office Solutions               916,900      13,671
                                              ----------
PAPER & PAPER PRODUCTS (0.3%)
 MeadWestvaco                        307,600       8,465
                                              ----------
PETROLEUM & FUEL PRODUCTS (11.6%)
 Anadarko Petroleum                  333,900      15,500
 Chevron                             970,900      65,244
 ConocoPhillips                      830,000      49,999
 Exxon Mobil                       1,721,200     122,928
 Marathon Oil                        441,700      38,163
 Occidental Petroleum                176,200       8,271
 Sunoco                              316,800      20,950
 Tesoro                              111,500       7,129
                                              ----------
                                                 328,184
                                              ----------
PETROLEUM REFINING (1.0%)
 Devon Energy                        218,600      14,611
 Hess                                327,900      13,903
                                              ----------
                                                  28,514
                                              ----------
PHARMACEUTICALS (6.3%)
 Alpharma, Cl A                      218,300       4,818
 King Pharmaceuticals*               947,600      15,853
 Merck                             1,257,000      57,093
 Pfizer                            3,707,600      98,808
                                              ----------
                                                 176,572
                                              ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.2%)
 Eastman Kodak                       235,000       5,734
                                              ----------
PRINTING & PUBLISHING (2.1%)
 American Greetings, Cl A            310,900       7,433
 Gannett                             234,100      13,845
 Lexmark International, Cl A*        299,400      19,039
 Tribune                             525,200      17,505
                                              ----------
                                                  57,822
                                              ----------
RAILROADS (0.9%)
 CSX                                 685,400      24,448
                                              ----------

                                                 Value
                                     Shares      (000)
--------------------------------------------------------
RETAIL (1.8%)
 Barnes & Noble                      120,100  $    4,961
 BJ's Wholesale Club*                240,100       6,879
 Borders Group                       498,500      10,264
 Dillard's, Cl A                     291,500       8,795
 Jack in the Box*                     31,400       1,762
 JC Penney                           165,200      12,428
 Ltd Brands                          232,600       6,855
                                              ----------
                                                  51,944
                                              ----------
SEMI-CONDUCTORS/INSTRUMENTS (2.2%)
 Freescale Semiconductor, Cl B*      343,624      13,515
 Intel                             1,112,700      23,745
 Sanmina-SCI*                      1,588,500       6,275
 Vishay Intertechnology*             874,800      11,801
 Zoran*                              579,890       8,072
                                              ----------
                                                  63,408
                                              ----------
SPECIALTY CHEMICALS (0.5%)
 Sherwin-Williams                    262,200      15,530
                                              ----------
STEEL & STEEL WORKS (1.5%)
 Nucor                               319,300      18,651
 Steel Dynamics                      192,400      11,565
 United States Steel                 195,300      13,202
                                              ----------
                                                  43,418
                                              ----------
TELEPHONES & TELECOMMUNICATIONS (3.7%)
 AT&T                                485,500      16,628
 BellSouth                           565,500      25,504
 CenturyTel                          274,400      11,042
 Verizon Communications            1,354,800      50,127
                                              ----------
                                                 103,301
                                              ----------
TRUCKING (1.1%)
 Arkansas Best                       189,700       7,774
 JB Hunt Transport Services          586,900      12,700
 Swift Transportation*               388,300       9,766
                                              ----------
                                                  30,240
                                              ----------
TOTAL COMMON STOCK
 (Cost $2,393,803)                             2,800,903
                                              ----------


WARRANTS (0.0%)
 Washington Mutual(A)*                25,900           3
                                              ----------
TOTAL WARRANTS
 (Cost $0)                                             3
                                              ----------




    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2006


                                  Face Amount    Value
LSV VALUE EQUITY FUND                (000)       (000)
--------------------------------------------------------

REPURCHASE AGREEMENT (0.6%)
 Morgan Stanley
  5.000%, dated 10/31/06
  to be repurchased on
  11/01/06 repurchase price
  $16,197,543 (collateralized
  by a U.S. Treasury Bond,
  par value $14,387,724,
  12.000%, 08/15/13; with
  total market value
  $16,519,940)                       $16,195  $   16,195
                                              ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $16,195)                                 16,195
                                              ----------
TOTAL INVESTMENTS (100.0%)
   (Cost $2,409,998)                          $2,817,101
                                              ==========
    PERCENTAGES ARE BASED ON NET ASSETS OF $2,817,717.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL -- CLASS
OH -- OHIO













    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
October 31, 2006



                                                                                                     LSV VALUE
                                                                                                    EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $2,409,998).....................................................       $2,817,101
   Dividend and Interest Receivable...........................................................            3,138
   Receivable for Capital Shares Sold.........................................................            1,705
   Receivable for Investment Securities Sold..................................................            8,600
   Other......................................................................................               27
-------------------------------------------------------------------------------------------------------------------
     Total Assets.............................................................................        2,830,571
-------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased................................................            9,318
   Payable for Capital Shares Redeemed........................................................            1,900
   Payable due to Investment Advisor..........................................................            1,287
   Payable due to Administrator...............................................................              129
   Payable due to Trustees....................................................................                2
   Other Accrued Expenses.....................................................................              218
-------------------------------------------------------------------------------------------------------------------
     Total Liabilities........................................................................           12,854
-------------------------------------------------------------------------------------------------------------------
   Net Assets.................................................................................       $2,817,717
===================================================================================================================
Net Assets Consist of:
   Paid-in-Capital............................................................................       $2,328,473
   Undistributed Net Investment Income .......................................................           32,186
   Accumulated Net Realized Gain on Investments...............................................           49,955
   Net Unrealized Appreciation on Investments.................................................          407,103
-------------------------------------------------------------------------------------------------------------------
   Net Assets.................................................................................       $2,817,717
===================================================================================================================

Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value).........     149,247,308(1)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share......................................       $    18.88
===================================================================================================================

(1)Shares have not been rounded.





    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2006

                                                                                                     LSV VALUE
                                                                                                    EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $18)....................................         $ 49,301
   Interest...................................................................................            1,296
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................................           50,597
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees...................................................................           11,546
   Administration Fees........................................................................            1,288
   Trustees' Fees.............................................................................                8
   Chief Compliance Officer Fees..............................................................                6
   Registration and Filing Fees...............................................................              181
   Transfer Agent Fees........................................................................              118
   Custodian Fees.............................................................................               92
   Printing Fees..............................................................................               82
   Professional Fees..........................................................................               59
   Insurance and Other Fees...................................................................               17
-------------------------------------------------------------------------------------------------------------------
   Total Expenses.............................................................................           13,397
Less: Fees Paid Indirectly....................................................................               (3)
-------------------------------------------------------------------------------------------------------------------
Net Expenses..................................................................................           13,394
-------------------------------------------------------------------------------------------------------------------
       Net Investment Income..................................................................           37,203
-------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments..............................................................           49,967
Net Change in Unrealized Appreciation on Investments..........................................          310,020
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments..........................................          359,987
-------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations..........................................         $397,190
===================================================================================================================





    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,


                                                                                       LSV VALUE EQUITY FUND
                                                                                 ----------------------------------
                                                                                       2006             2005
-------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income........................................................   $   37,203       $   9,521
   Net Realized Gain on Investments.............................................       49,967          21,155
   Net Change in Unrealized Appreciation on Investments.........................      310,020          42,569
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations.......................      397,190          73,245
-------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income........................................................      (13,186)         (5,626)
   Net Realized Gain............................................................      (21,164)        (10,194)
-------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions..........................................      (34,350)        (15,820)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued.......................................................................    1,623,317(1)      686,465
   In Lieu of Dividends and Distributions.......................................       31,747          15,342
   Redemption Fees..............................................................          199              --
   Redeemed.....................................................................     (209,684)        (88,119)
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived From Capital Share Transactions.........    1,445,579         613,688
-------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets.............................................    1,808,419         671,113
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year............................................................    1,009,298         338,185
-------------------------------------------------------------------------------------------------------------------
   End of Year (including undistributed net investment income
     of $32,186 and $8,169, respectively) ......................................   $2,817,717      $1,009,298
===================================================================================================================
Shares Transactions:
   Issued(1)....................................................................       95,999          44,511
   In Lieu of Dividends and Distributions.......................................        1,932           1,015
   Redeemed.....................................................................      (12,092)         (5,605)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions...................       85,839          39,921
===================================================================================================================

(1) Includes subscriptions as a result of an in-kind transfer of securities (see
    Note 9).
Amounts designated as "--" are either $0 or have been rounded to $0.





    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,





         Net                 Realized and               Dividends
        Asset                Unrealized                   from     Distributions
        Value       Net     Gains (Losses)    Total        Net         from
      Beginning  Investment      on           from      Investment   Realized
       of Year     Income    Investments   Operations     Income       Gains
       -------   ----------  ------------  ----------   ---------- -------------
----------------------
LSV VALUE EQUITY FUND
----------------------
2006     $15.92   $0.31(1)     $ 3.10        $ 3.41      $(0.16)     $(0.29)
2005      14.40    0.23(1)       1.90          2.13       (0.21)      (0.40)
2004      12.58    0.22          1.89          2.11       (0.16)      (0.13)
2003       9.85    0.13          2.73          2.86       (0.12)      (0.01)
2002      10.82    0.15         (0.68)        (0.53)      (0.14)      (0.30)

                                                                      Ratio         Ratio
                        Net                    Net                  of Expenses     of Net
         Total         Asset                 Assets      Ratio      to Average    Investment
       Dividends       Value                  End     of Expenses   Net Assets     Income     Portfolio
         and            End      Total      of Year    to Average  (Excluding     to Average   Turnover
     Distributions    of Year   Return+      (000)     Net Assets    Waivers)     Net Assets     Rate
     -------------    -------  ---------- ----------- -----------  ----------   ------------  ----------
----------------------
LSV VALUE EQUITY FUND
----------------------
2006    $(0.45)       $18.88     21.86%   $2,817,717     0.64%        0.64%          1.77%        12%
2005     (0.61)        15.92     15.07     1,009,298     0.67         0.67           1.47         12
2004     (0.29)        14.40     17.06       338,185     0.69         0.69           1.86         20
2003     (0.13)        12.58     29.33       214,566     0.72         0.73           1.84         10
2002     (0.44)         9.85     (5.37)       65,815     0.81         0.87           1.52         37

 + Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Per share calculations were performed using average shares for the period.






    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2006



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

   REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS

October 31, 2006



3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.


4.  ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement (effective April 1, 2006), under which the Administrator provides administrative services at an annual rate of 0.07% of the Fund's first $1 billion of average daily net assets; 0.06% of the Fund's average daily net assets between $1 billion and $1.5 billion; 0.04% of the Fund's average daily net assets between $1.5 billion and $3 billion; and .035% of the Fund's average daily net assets over $3 billion. There is a minimum annual fee of $150,000 for the Fund and $25,000 for each additional class.

Prior to April 1, 2006, the Fund and the Administrator were parties to an Administration Agreement under which the Administrator provided administration services at an annual rate of 0.10% of the Fund's first $100 million of average daily net assets; 0.08% of the Fund's next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There was a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement. DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the year ended October 31, 2006, the Fund earned cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations. U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.


5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999, under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2006, were as follows
(000):

PURCHASES
  U.S. Government....................    $           --
  Other                                   1,691,975,782

SALES
  U.S. Government....................    $           --
  Other .............................       244,586,497


7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital as appropriate, in the period that the differences arise.

There were no permanent differences for the year ended October 31, 2006.

NOTES TO FINANCIAL STATEMENTS

October 31, 2006



The tax character of dividends and distributions paid during the years ended October 31, 2006 and 2005 was as follows (000):

                         ORDINARY  LONG-TERM
                          INCOME  CAPITAL GAIN   TOTAL
                         -------- ------------   -----
      2006                $15,023   $19,327    $34,350
      2005                  5,987     9,833     15,820

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income             $ 43,761
Undistributed Long-Term Capital Gain        38,380
Unrealized Appreciation                    407,103
                                          --------
Total Distributable Earnings              $489,244
                                          ========

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2006, were as follows (000):

                                              NET
     FEDERAL    APPRECIATED  DEPRECIATED   UNREALIZED
    TAX COST     SECURITIES   SECURITIES  APPRECIATION
    --------    -----------  -----------  ------------
   $2,409,998    $449,627     $(42,524)    $407,103

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. IN-KIND TRANSFER OF SECURITIES:

During the year ended October 31, 2006, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

 TRANSACTION DATE       SHARES ISSUED        VALUE
 ----------------       -------------     -----------
     03/27/06             5,442,391       $94,098,948
     03/28/06             1,414,816        24,278,236

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, KPMG LLP. The dismissal of KPMG LLP, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's reports on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

NOTES TO FINANCIAL STATEMENTS

October 31, 2006



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The Shareholders and Board of Trustees of
LSV Value Equity Fund of
The Advisors' Inner Circle Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Value Equity Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years in the period then ended were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                                            /s/Ernst & Young LLP


Philadelphia, Pennsylvania
December 20, 2006

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.



                                      Beginning     Ending              Expenses
                                       Account     Account  Annualized   Paid
                                        Value       Value    Expense    During
                                       05/01/06   10/31/06    Ratios    Period*
--------------------------------------------------------------------------------
LSV VALUE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $1,000.00    $1,063.70   0.64%    $3.33

HYPOTHETICAL 5% RETURN
Class A Shares                        $1,000.00    $1,021.98   0.64%    $3.26
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of November 15, 2006.

                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                    TERM OF                                   IN THE ADVISORS'
   NAME,           POSITION(S)    OFFICE AND                                  INNER CIRCLE FUND
  ADDRESS,          HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY     OTHER DIRECTORSHIPS
   AGE1             THE TRUST    TIME SERVED2         DURING PAST 5 YEARS       BOARD MEMBER    HELD BY BOARD MEMBER3
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.           Chairman       (Since 1991) SEI employee 1974-present.           36       Trustee of The Advisors'
NESHER            of the Board                  Currently performs various                    Inner Circle Fund II, Bishop Street
60 yrs. old        of Trustees                  services on behalf of  SEI                    Funds, SEI  Asset Allocation
                                                Investments for which Mr. Nesher              Trust, SEI Daily Income Trust,
                                                is compensated. Executive Vice                SEI Index Funds, SEI Institutional
                                                President of SEI Investments,                 International Trust, SEI Institutional
                                                1986-1994. Director and Executive             Investments Trust,SEI  Institutional
                                                Vice President of the Administrator           Managed Trust, SEI Liquid Asset
                                                and the Distributor, 1981-1994.               Trust, SEI Tax Exempt Trust, SEI
                                                                                              Opportunity  Master Fund, L.P.,
                                                                                              SEI Opportunity Fund, L.P.,
                                                                                              SEI Global Master Fund, PLC,
                                                                                              SEI Global Assets Fund, PLC,
                                                                                              SEI Global Investments Fund,
                                                                                              PLC, SEI Investments Global,
                                                                                              Limited, SEI Investments-Global
                                                                                              Fund Services, Limited,
                                                                                              SEI Investments (Europe) Ltd.,
                                                                                              SEI Investments-Unit Trust
                                                                                              Management (UK) Limited, and
                                                                                              SEI Global Nominee Ltd.
-----------------------------------------------------------------------------------------------------------------------------

WILLIAM M.         Trustee       (Since 1992)   Self-employed consultant since       36       Director of SEI Investments
DORAN                                           2003. Partner, Morgan, Lewis &                Company and SEI Investments
1701 Market Street                              Bockius LLP (law firm) from                   Distribution Co., SEI Investments
Philadelphia, PA 19103                          976-2003, counsel to the Trust,               Global Fund Services, Limited,
66 yrs. old                                     SEI Investments, the Administrator            SEI Investments (Europe), Limited,
                                                and thez  Distributor. Director of            SEI Investments (Asia) Limited,
                                                SEI Investments since 1974;                   SEI Asset Korea Co., Ltd., Trustee
                                                Secretary of SEI Investments                  of The Advisors' Inner Circle
                                                since 1978.                                   Fund II, Bishop Street Funds, SEI
                                                                                              Investments, SEI Asset Allocation
                                                                                              Trust, SEI Daily Income Trust,
                                                                                              SEI Index Funds, SEI Institutional
                                                                                              International Trust, SEI
                                                                                              Institutional Investments Trust,
                                                                                              SEI Institutional Managed Trust,
                                                                                              SEI Liquid Asset Trust and SEI
                                                                                              Tax Exempt Trust.
-----------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                    TERM OF                                   IN THE ADVISORS'
   NAME,           POSITION(S)    OFFICE AND                                  INNER CIRCLE FUND
  ADDRESS,          HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY     OTHER DIRECTORSHIPS
   AGE1             THE TRUST    TIME SERVED2         DURING PAST 5 YEARS       BOARD MEMBER    HELD BY BOARD MEMBER3
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B.          Trustee       (Since 1993)   Private investor from 1987 to        36       Trustee of The Advisors' Inner
PETERS                                          present. Vice President and                   Circle Fund II and Bishop Street
77 yrs. old                                     Chief Financial Officer, Western              Funds.
                                                Company of North America
                                                (petroleum service company),
                                                1980-1986. President of Gene
                                                Peters and Associates (import
                                                company), 1978-1980. President
                                                and Chief Executive Officer of
                                                Jos. Schlitz Brewing Company
                                                before 1978.
-----------------------------------------------------------------------------------------------------------------------------

JAMES M.           Trustee       (Since 1994)   Attorney, Solo Practitioner since    36       Trustee of The Advisors' Inner
STOREY                                          1994. Partner, Dechert (law firm),            Circle Fund II, Bishop Street
75 yrs. old                                     September 1987-December 1993.                 Funds, SEI Asset Allocation
                                                                                              Trust, SEI Daily Income
                                                                                              Trust, SEI Index Funds, SEI
                                                                                              Institutional International Trust,
                                                                                              SEI Institutional Investments
                                                                                              Trust, SEI Institutional Managed
                                                                                              Trust, SEI Liquid Asset Trust,
                                                                                              SEI Tax Exempt Trust and The
                                                                                              U.S. Charitable Gift Trust.
-----------------------------------------------------------------------------------------------------------------------------

GEORGE J.          Trustee       (Since 1999)   Chief Executive Officer, Newfound    36       Trustee, State Street Navigator
SULLIVAN, JR.                                   Consultants, Inc. since April 1997.           Securities Lending Trust, since
64 yrs. old                                     General Partner, Teton Partners,              1995. Trustee of The Fulcrum
                                                L.P., June 1991-December 1996;                Trust. Trustee of The Advisors'
                                                Chief Financial Officer, Nobel                Inner Circle Fund II, Bishop
                                                Partners, L.P., March 1991-                   Street Funds, SEI Asset
                                                December 1996; Treasurer and                  Allocation Trust, SEI Daily Income
                                                Clerk, Peak Asset Management,                 Trust, SEI Index Funds, SEI
                                                Inc., since 1991.                             Institutional International Trust,
                                                                                              SEI Institutional Investments
                                                                                              Trust, SEI Institutional Managed
                                                                                              Trust, SEI Liquid Asset Trust,
                                                                                              SEI Tax Exempt Trust, SEI
                                                                                              Opportunity Master Fund,
                                                                                              L.P. and SEI Opportunity
                                                                                              Fund, L.P.
-----------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                    TERM OF                                   IN THE ADVISORS'
   NAME,           POSITION(S)    OFFICE AND                                  INNER CIRCLE FUND      OTHER DIRECTORSHIPS
  ADDRESS,          HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD         HELD BY BOARD
   AGE1             THE TRUST    TIME SERVED2         DURING PAST 5 YEARS       MEMBER/OFFICER         MEMBER/OFFICER3
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------


BETTY L.           Trustee       (Since 2005)   Self-Employed Legal and              36       Trustee of The Advisors' Inner
KRIKORIAN                                       Financial Services Consultant                 Circle Fund II and Bishop Street.
63 yrs. old                                     since 2003. In-house Counsel,                 Funds.
                                                State Street Bank Global
                                                Securities and Cash Operations
                                                from 1995 to 2003.
-----------------------------------------------------------------------------------------------------------------------------

CHARLES E.         Trustee       (Since 2005)   Self-Employed Business               36       Director, Crown Pacific, Inc., and
CARLBOM                                         Consultant, Business Project                  Trustee of The Advisors' Inner
72 yrs. old                                     Inc. since 1997. CEO and                      Circle Fund II and Bishop Street.
                                                President, United Grocers Inc.                Funds.
                                                from 1997 to 2000.
-----------------------------------------------------------------------------------------------------------------------------

MITCHELL A.        Trustee       (Since 2005)   Retired.                             36       Director, Federal Agricultural
JOHNSON                                                                                       Mortgage Corporation. Trustee of
64 yrs. old                                                                                   The Advisors' Inner Circle Fund II
                                                                                              and Bishop Street Funds.
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.           President     (Since 2003)   Senior Operations Officer, SEI       N/A               N/A
VOLK, CPA                                       Investments, Fund Accounting
44 yrs. old                                     and Administration (1996-present);
                                                Assistant Chief  Accountant for
                                                the U.S. Securities and
                                                Exchange Commission's Division
                                                of Investment Management
                                                (1993-1996).
-----------------------------------------------------------------------------------------------------------------------------
MICHAEL          Controller      (Since 2005)   Director, SEI Investments, Fund      N/A               N/A
LAWSON           and Chief                      Accounting since July 2005.
46 yrs. old  Financial Officer                  Manager, SEI Investments AVP
                                                from April 1995 to February
                                                1998 and November 1998
                                                to July 2005.
-----------------------------------------------------------------------------------------------------------------------------
RUSSELL       Chief Compliance   (Since 2006)   Director of Investment Product       N/A               N/A
EMERY             Officer                       Management and Development at
43 yrs. old                                     SEI Investments since February
                                                2003. Senior Investment Analyst,
                                                Equity team at SEI Investments from
                                                March 2000 to February 2003.
-----------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley
   Drive, Oaks, Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                    TERM OF                                   IN THE ADVISORS'
   NAME,           POSITION(S)    OFFICE AND                                  INNER CIRCLE FUND
  ADDRESS,          HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY         OTHER DIRECTORSHIPS
   AGE1             THE TRUST    TIME SERVED2         DURING PAST 5 YEARS          OFFICER             HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------

JAMES           Vice President   (Since 2004)   Employed by SEI Investments          N/A                   N/A
NDIAYE          and Secretary                   Company since 2004. Vice
38 yrs. old                                     President, Deutsche Asset
                                                Management from 2003-2004.
                                                Associate, Morgan, Lewis &
                                                Bockius LLP from 2000-2003.
                                                Counsel, Assistant Vice
                                                President, ING Variable
                                                Annuities Group from
                                                1999-2000.
-----------------------------------------------------------------------------------------------------------------------------

TIMOTHY D.          Vice         (Since 2000)   General Counsel, Vice President      N/A                   N/A
BARTO             President                     and Secretary of SEI Investments
38 yrs. old         and                         Global Funds Services since
                  Assistant                     1999; Associate, Dechert (law
                  Secretary                     firm) from 1997-1999; Associate,
                                                Richter, Miller & Finn (law firm)
                                                from 1994-1997.
-----------------------------------------------------------------------------------------------------------------------------

SOFIA          Assistant Vice    (Since 2006)   Vice President and Assistant         N/A                   N/A
ROSALA         President and                    Secretary of SEI Investments
32 yrs. old      Assistant                      Management Corp. and SEI Global
                Secretary                       Funds Services since 2005.
                                                Compliance Officer of SEI
                                                Investments from 2001-2004.
                                                Account and Product Consultant
                                                SEI Private Trust Company,
                                                1998-2001.
-----------------------------------------------------------------------------------------------------------------------------

NICOLE          AML Officer      (Since 2005)   Assistant Vice President and         N/A                   N/A
WELCH                                           AML Compliance Officer of SEI
29 yrs. old                                     Investments since January 2005.
                                                Compliance Analyst at TD
                                                Waterhouse from January 2004
                                                to November 2004. Senior
                                                Compliance Analyst at UBS
                                                Financial Services from
                                                October 2002 to January 2004.
                                                Knowledge Management Analyst
                                                at PricewaterhouseCoopers
                                                Consulting from September
                                                2000 to October 2002.
-----------------------------------------------------------------------------------------------------------------------------
1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              LSV VALUE EQUITY FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Fund is designating the following items with regard to distributions paid during the year.

                                                      DIVIDENDS
                                                   QUALIFYING FOR
                                                     CORPORATE
     LONG TERM      ORDINARY                         DIVIDENDS       QUALIFYING      QUALIFIED         QUALIFIED
   CAPITAL GAIN      INCOME            TOTAL         RECEIVABLE       DIVIDEND       INTEREST         SHORT-TERM
   DISTRIBUTION   DISTRIBUTIONS    DISTRIBUTIONS    DEDUCTION (1)    INCOME (2)      INCOME (3)      CAPITAL GAIN (4)
   ------------   -------------    -------------    -------------    ----------      ----------      ----------------
     56.26%           43.74%          100.00%          100.00%         99.92%           7.71%            0.21%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(4) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

================================================================================

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
     Ernst & Young LLP






     The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.


LSV-AR-004-0800



================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.